MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments
February 28, 1999
--------------------------------------------------------------------------------

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                           ------        --------
COMMON STOCKS -- 98.4%
AEROSPACE -- 1.4%
 Goodrich (B.F.) Co. ...................................      47,100    $  1,607,287
 United Technologies Corp. .............................      89,500      11,086,812
                                                                        ------------
                                                                          12,694,099
                                                                        ------------
AIRLINES -- 0.5%
 Delta Air Lines, Inc. .................................      59,400       3,612,262
 UAL Corp.*.............................................      21,100       1,260,725
                                                                        ------------
                                                                           4,872,987
                                                                        ------------
APPAREL/TEXTILE -- 0.3%
 Tommy Hilfiger Corp.*..................................      42,200       2,914,437
                                                                        ------------
AUTOMOTIVE -- 1.7%
 Ford Motor Co. ........................................     141,100       8,368,994
 General Motors Corp. ..................................      83,300       6,877,456
                                                                        ------------
                                                                          15,246,450
                                                                        ------------
BEVERAGES -- 2.7%
 Anheuser-Busch Cos., Inc. .............................     148,000      11,349,750
 Coca-Cola Co. .........................................     147,400       9,424,387
 Coca-Cola Enterprises, Inc. ...........................      64,100       1,987,100
 PepsiCo, Inc. .........................................      54,700       2,058,087
                                                                        ------------
                                                                          24,819,324
                                                                        ------------
BUILDING RELATED/APPLIANCE -- 0.4%
 Centex Corp. ..........................................      91,900       3,383,069
                                                                        ------------
CHEMICALS -- 1.4%
 Dow Chemical Co. ......................................      74,700       7,348,612
 Du Pont, (E.I.) de Nemours & Co. ......................      59,000       3,027,437
 Rohm & Haas Co. .......................................       3,600         112,500
 Solutia, Inc. .........................................      96,500       1,718,906
                                                                        ------------
                                                                          12,207,455
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                           ------        --------
COMMON STOCKS -- (CONTINUED)
COMMERCIAL SERVICES -- 0.3%
 Fluor Corp. ...........................................      85,100    $  2,994,456
                                                                        ------------
COMMUNICATIONS -- 4.0%
 Cisco Systems, Inc.*...................................     165,975      16,234,430
 Lucent Technologies, Inc. .............................     135,700      13,782,031
 Tellabs, Inc.*.........................................      79,600       6,372,975
                                                                        ------------
                                                                          36,389,436
                                                                        ------------
COMPUTER HARDWARE -- 6.3%
 Dell Computer Corp.*...................................     212,000      16,986,500
 EMC Corp.*.............................................     187,400      19,185,075
 International Business Machines Corp. .................      31,300       5,321,000
 Seagate Technology, Inc.*..............................      97,600       2,824,300
 Solectron Corp.*.......................................      98,000       4,379,375
 Sun Microsystems, Inc.*................................      87,300       8,495,381
                                                                        ------------
                                                                          57,191,631
                                                                        ------------
COMPUTER SERVICES & SOFTWARE -- 6.3%
 America Online, Inc. ..................................      56,400       5,016,075
 Compuware Corp.*.......................................      53,000       2,964,687
 Microsoft Corp.*.......................................     266,300      39,978,287
 Oracle Corp.*..........................................     164,200       9,174,675
                                                                        ------------
                                                                          57,133,724
                                                                        ------------
CONSUMER PRODUCTS & SERVICES -- 0.1%
 Bausch & Lomb, Inc. ...................................      16,800       1,013,250
                                                                        ------------
COSMETICS & TOILETRIES -- 3.2%
 Avon Products, Inc. ...................................     119,600       4,978,350
 Clorox Co. ............................................      46,300       5,477,869
 Kimberly-Clark Corp. ..................................      84,500       3,992,625
 Procter & Gamble Co. ..................................     165,600      14,821,200
                                                                        ------------
                                                                          29,270,044
                                                                        ------------
ELECTRICAL EQUIPMENT -- 3.1%
 General Electric Co. ..................................     278,500      27,937,031
                                                                        ------------
ENERGY RELATED -- 0.7%
 Reliant Energy, Inc. ..................................     138,700       3,718,894
 Transocean Offshore, Inc. .............................     114,500       2,361,562
                                                                        ------------
                                                                           6,080,456
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                           ------        --------
COMMON STOCKS -- (CONTINUED)
ENTERTAINMENT & LEISURE -- 3.8%
 Carnival Corp., Cl-A...................................     157,800    $  7,022,100
 King World Productions, Inc.*..........................      60,900       1,610,044
 Time Warner, Inc. .....................................     240,800      15,531,600
 Viacom, Inc., Cl-B*....................................     117,000      10,339,875
                                                                        ------------
                                                                          34,503,619
                                                                        ------------
FINANCIAL -- BANKS & TRUSTS -- 8.7%
 Banc One Corp. ........................................     194,200      10,438,250
 Bank of New York Co., Inc. ............................     214,800       7,504,575
 Chase Manhattan Corp. .................................     217,800      17,342,325
 Citigroup Inc. ........................................     105,900       6,221,625
 Fleet Financial Group, Inc. ...........................     308,900      13,263,394
 Mellon Bank Corp. .....................................     132,100       8,933,262
 National City Corp. ...................................      88,800       6,204,900
 Wells Fargo Co. .......................................     250,000       9,187,500
                                                                        ------------
                                                                          79,095,831
                                                                        ------------
FINANCIAL SERVICES -- 4.1%
 American Express Co. ..................................      51,300       5,566,050
 Freddie Mac............................................     123,900       7,294,612
 Morgan Stanley Dean Witter & Co. ......................     109,700       9,927,850
 Providian Financial Corp. .............................     137,300      14,021,762
                                                                        ------------
                                                                          36,810,274
                                                                        ------------
FOOD & RELATED -- 1.9%
 Conagra, Inc. .........................................     172,600       5,199,575
 Heinz (H.J.) Co. ......................................      90,100       4,904,819
 Quaker Oats Co. .......................................     109,500       5,981,437
 Safeway, Inc.*.........................................      21,400       1,235,850
                                                                        ------------
                                                                          17,321,681
                                                                        ------------
HOSPITAL MANAGEMENT -- 0.5%
 United Healthcare Corp. ...............................      87,500       4,314,844
                                                                        ------------
HOSPITAL SUPPLY -- 2.8%
 Allegran, Inc. ........................................      68,700       5,599,050
 Biomet, Inc. ..........................................     138,200       5,070,212
 Guidant Corp. .........................................     127,000       7,239,000
 Johnson & Johnson Co. .................................      50,900       4,345,588
 Medtronic, Inc. .......................................      44,600       3,149,875
                                                                        ------------
                                                                          25,403,725
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                           ------        --------
COMMON STOCKS -- (CONTINUED)
INSURANCE -- 3.4%
 Allstate Corp. ........................................     192,594    $  7,222,275
 American International Group, Inc. ....................      82,764       9,429,923
 Conseco, Inc. .........................................     201,800       6,041,388
 Equitable Cos., Inc. ..................................     117,600       7,945,350
                                                                        ------------
                                                                          30,638,936
                                                                        ------------
MACHINERY & EQUIPMENT -- 0.5%
 Ingersoll-Rand Co. ....................................      93,400       4,436,500
                                                                        ------------
METALS & MINING -- 0.7%
 Alcoa, Inc. ...........................................      75,400       3,053,700
 USX-U.S. Steel Group, Inc. ............................     119,900       3,034,969
                                                                        ------------
                                                                           6,088,669
                                                                        ------------
MULTI-INDUSTRY -- 2.5%
 AlliedSignal, Inc. ....................................      83,800       3,467,225
 Rockwell International Corp. ..........................     131,100       5,825,756
 Tyco International Ltd. ...............................     184,200      13,711,388
                                                                        ------------
                                                                          23,004,369
                                                                        ------------
OFFICE PRODUCTS -- 0.5%
 Avery Dennison Corp. ..................................      80,000       4,295,000
                                                                        ------------
OIL (DOMESTIC) -- 0.6%
 Sunoco, Inc. ..........................................      83,300       2,535,444
 USX-Marathon Group.....................................     143,200       2,962,450
                                                                        ------------
                                                                           5,497,894
                                                                        ------------
OIL (INTERNATIONAL) -- 4.0%
 Chevron Corp. .........................................     102,500       7,879,688
 Exxon Corp. ...........................................     282,800      18,823,875
 Mobil Corp. ...........................................     117,600       9,782,850
                                                                        ------------
                                                                          36,486,413
                                                                        ------------
PAPER & FOREST PRODUCTS -- 0.5%
 Fort James Corp. ......................................      61,400       1,834,325
 Owens-Illinois, Inc. *.................................     122,400       2,929,950
                                                                        ------------
                                                                           4,764,275
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                           ------        --------
COMMON STOCKS -- (CONTINUED)
PHARMACEUTICALS -- 8.7%
 Biogen, Inc.*..........................................      69,000    $  6,632,625
 Bristol-Meyers Squibb Co. .............................     110,000      13,853,125
 Cardinal Health, Inc. .................................      61,300       4,425,094
 Lilly, (Eli) & Co. ....................................     142,500      13,492,969
 Merck & Co., Inc. .....................................      91,200       7,455,600
 Pfizer, Inc. ..........................................      67,700       8,932,169
 Schering-Plough Corp. .................................     305,700      17,100,094
 Warner-Lambert Co. ....................................      98,200       6,781,938
                                                                        ------------
                                                                          78,673,614
                                                                        ------------
PRINTING & PUBLISHING -- 0.8%
 McGraw-Hill Cos., Inc. ................................      47,300       5,176,394
 New York Times Co., Cl-A...............................      73,200       2,269,200
                                                                        ------------
                                                                           7,445,594
                                                                        ------------
RESTAURANTS/LODGING -- 0.4%
 McDonald's Corp. ......................................      44,100       3,748,500
                                                                        ------------
RETAIL -- 5.6%
 Gap, Inc. .............................................     158,900      10,278,844
 Home Depot, Inc. ......................................     121,100       7,228,156
 Lowe's Cos., Inc. .....................................     148,200       8,790,113
 TJX Cos., Inc. ........................................     133,400       3,810,238
 Wal-Mart Stores, Inc. .................................     240,900      20,807,738
                                                                        ------------
                                                                          50,915,089
                                                                        ------------
RETAIL FOOD/DRUG -- 1.0%
 Albertson's, Inc. .....................................      59,600       3,397,200
 Kroger Co.*............................................      80,400       5,200,875
                                                                        ------------
                                                                           8,598,075
                                                                        ------------
SEMI-CONDUCTORS/INSTRUMENTATION -- 3.0%
 Intel Corp. ...........................................     227,500      27,285,781
                                                                        ------------
TELECOMMUNICATIONS -- 0.2%
 GTE Corp. .............................................      32,100       2,082,488
                                                                        ------------
TOBACCO -- 1.1%
 Philip Morris Cos., Inc................................     265,200      10,375,950
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                           ------        --------
COMMON STOCKS -- (CONTINUED)
TRANSPORTATION -- 0.3%
 Burlington Northern Santa Fe Corp......................      91,500    $  3,030,938
                                                                        ------------
UTILITIES -- ELECTRIC -- 1.5%
 Edison International...................................     157,600       4,018,800
 FPL Group, Inc.........................................      91,800       4,721,963
 PECO Energy Co.........................................     141,400       5,010,863
                                                                        ------------
                                                                          13,751,626
                                                                        ------------
UTILITIES -- GAS & PIPELINE -- 0.5%
 Coastal Corp...........................................     142,400       4,556,800
                                                                        ------------
UTILITIES -- TELEPHONE -- 8.4%
 Ameritech Corp.........................................     160,500      10,492,688
 AT&T Corp..............................................     218,300      17,927,888
 Bell Atlantic Corp.....................................     143,442       8,238,950
 BellSouth Corp.........................................     377,600      17,464,000
 MCI WorldCom, Inc.*....................................     158,400      13,068,000
 Sprint Corp............................................      24,900       2,136,731
 U.S. West, Inc.........................................     129,200       6,887,975
                                                                        ------------
                                                                          76,216,232
                                                                        ------------
Total Common Stocks (Cost $637,265,784).................                 893,490,566
                                                                        ------------

SHORT-TERM INVESTMENTS -- 1.3%
 Temporary Investment Cash Fund.........................   5,763,277       5,763,277
 Temporary Investment Fund..............................   5,763,277       5,763,277
                                                                        ------------
Total Short-Term Investments (Cost $11,526,554).........                  11,526,554
                                                                        ------------
TOTAL INVESTMENTS -- 99.7% (COST $648,792,338)(a).......                 905,017,120
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%...........                   2,728,613
                                                                        ------------
NET ASSETS -- 100.0%....................................                $907,745,733
                                                                        ============

---------------

Percentages are based on net assets of $907,745,733.

(a) Represents cost for Federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation................................  $274,747,020
Unrealized depreciation................................   (18,522,238)
                                                         ------------
Net unrealized appreciation............................  $256,224,782
                                                         ============

* Non-income producing security

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I -- BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
February 28, 1999
--------------------------------------------------------------------------------

ASSETS
  Investment in securities, at value (cost $648,792,338)....  $905,017,120
  Dividend receivable.......................................     1,011,470
  Interest receivable.......................................        46,606
  Receivable for investment securities sold.................     3,695,143
  Contribution receivable...................................     1,841,451
  Prepaid expenses..........................................         2,864
                                                              ------------
Total Assets................................................   911,614,654
                                                              ------------
LIABILITIES
  Payable for investment securities purchased...............     1,548,028
  Withdrawal payable........................................     1,827,891
  Advisory fees payable.....................................       350,196
  Administration fees payable...............................        35,246
  Audit fees payable........................................        11,998
  Fund accounting fees and expenses payable.................        30,401
  Custodian fees payable....................................        13,580
  Legal fees payable........................................        30,202
  Other accrued expenses....................................        21,379
                                                              ------------
Total Liabilities...........................................     3,868,921
                                                              ------------
NET ASSETS, FEBRUARY 28, 1999...............................  $907,745,733
                                                              ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I -- BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Statement of Operations
For the year ended February 28, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend income (net of foreign withholding taxes of
    $13,989)................................................  $ 10,829,267
  Interest income (net of foreign withholding taxes of
    $1,149).................................................     1,336,549
                                                              ------------
    Total income............................................    12,165,816
                                                              ------------
EXPENSES:
  Advisory fees.............................................     4,147,169
  Administration fees.......................................       414,717
  Fund accounting fees and expenses.........................       256,709
  Audit fees................................................         5,404
  Custodian fees and expenses...............................       115,709
  Legal fees................................................        79,657
  Trustees' fees............................................        34,042
  Amortization of organization costs........................        10,435
  Other expenses............................................        77,396
                                                              ------------
    Total Expenses..........................................     5,141,238
                                                              ------------
NET INVESTMENT INCOME.......................................     7,024,578
                                                              ------------
REALIZED/UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investment transactions and future
    contracts...............................................    64,379,919
  Net change in unrealized appreciation on investments and
    futures.................................................    72,410,738
                                                              ------------
Net realized/unrealized gains on investments and futures....   136,790,657
                                                              ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $143,815,235
                                                              ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I -- BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                 YEAR ENDED
                                                       ------------------------------
                                                       FEBRUARY 28,     FEBRUARY 28,
                                                           1999             1998
                                                       -------------    -------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..............................  $   7,024,578    $   6,579,844
  Net realized gains on investment transactions......     64,379,919       60,514,587
  Net change in unrealized appreciation on
    investments......................................     72,410,738      111,253,126
                                                       -------------    -------------
Change in net assets resulting from operations.......    143,815,235      178,347,557
                                                       -------------    -------------
TRUST SHARE TRANSACTIONS:
  Contributions......................................    268,650,537      188,684,069
  Withdrawals........................................   (223,373,638)    (124,944,597)
                                                       -------------    -------------
Change in net assets from Trust share transactions...     45,276,899       63,739,472
                                                       -------------    -------------
Change in net assets.................................    189,092,134      242,087,029
NET ASSETS:
  Beginning of Year..................................    718,653,599      476,566,570
                                                       -------------    -------------
  End of Year........................................  $ 907,745,733    $ 718,653,599
                                                       =============    =============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I -- BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Master Investment Trust, Series I (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At February 28, 1999, the Trust consisted of two portfolios. The accompanying financial statements and notes are those of the Blue Chip Portfolio (the "Portfolio") only.

The investment objective of the Fund is as follows:

    The investment objective of the Portfolio is to provide long term capital appreciation. The Blue Chip Portfolio does so by investing primarily in a diversified portfolio of blue chip stocks.

Adviser and Administrator

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation ("BankAmerica"), serves as the Portfolio's investment adviser. PFPC, Inc. ("PFPC"), a wholly-owned subsidiary of PNC Bank Corp., serves as administrator for the Trust.

    On October 1, 1998, BankAmerica Corp., the Adviser's and Administrator's parent company, completed its merger with NationsBank Corporation. The combined company operates under the name BankAmerica. BankAmerica continues to serve the Funds on substantially identical terms as described in Note 3.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last reported sales price on the NASDAQ National

Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market, or securities for which there were no transactions on the day of valuation, are valued at the mean of the most recent bid and ask prices. Bid price is used when no ask price is available. The Portfolio may use an independent pricing service, approved by the Board of Trustees, to value certain of its securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Trustees.

    Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

FUTURES:

    A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date or to make or receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in stock index futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in market conditions. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    Securities transactions are accounted for on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recorded on the ex-dividend date. Realized gains and losses on security and contractual transactions are determined on the identified cost basis.

EXPENSES:

    Expenses directly attributable to a Portfolio are charged to that Portfolio, while general Trust expenses are allocated among the respective portfolios of the Trust.

    The Blue Chip Portfolio incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized on a straight-line basis over five years.

FEDERAL INCOME TAXES:

    The Portfolio will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Portfolio has an Investment Advisory Agreement with Bank of America and an Administration Agreement with PFPC.

    As Adviser, Bank of America is responsible for managing the investment of the assets of the Portfolio in conformity with the stated objectives and policies of the Portfolio. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.50% of the average daily net assets of the Portfolio.

    As Administrator, PFPC assists in supervising the operations of the Portfolio. Pursuant to the terms of the Administration Agreement, PFPC is entitled to a fee which is accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets.

    For services provided to each of the portfolios constituting the Trust, each Trustee receives an annual fee of $2,000 and a meeting fee of $500 per meeting, except any trustee not serving on other boards in the complex and whose residence is off-shore will receive $7,000 and $1,000, respectively.

    A partner of Drinker Biddle & Reath LLP ("DBR") serves as Secretary of the Trust. Legal fees earned by DBR are stated in the statement of operations.

    Certain officers of the Trust are affiliated with PFPC. Such persons are not paid directly by the Trust for serving in these capacities.

NOTE 4 -- SECURITIES TRANSACTIONS

    During the year ended February 28, 1999, the Portfolio purchased and sold portfolio securities, excluding short-term securities, in the following amounts:

                                                        PURCHASES         SALES
                                                       ------------    ------------
Total Common Stocks..................................  $511,047,050    $458,605,162

NOTE 5 -- PROPOSED REORGANIZATION

    The Board of Trustees of the Master Investment Trust, Series I ("MIT") has approved an Agreement and Plan of Reorganization ("Agreement") between MIT and Nations Master Investment Trust. The Agreement provides for the transfer of all of the assets of the Blue Chip Portfolio ("Portfolio") to the Nations Blue Chip Master Portfolio in exchange solely for the number of shares of the Nations Blue Chip Master Portfolio, having the same aggregate net asset value as the outstanding shares of the Portfolio as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective. The Agreement also provides for the assumption by the Nations Blue Chip Master Portfolio of all of the liabilities of the Portfolio. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority of outstanding interests of the Portfolio. If the Agreement is approved, the Reorganization is expected to become effective on or about May 21, 1999 for the MIT Blue Chip Portfolio.

    The following shareholders were invested in the Portfolio at February 28, 1999:

Pacific Horizon Blue Chip Fund..............................  93.1%
World Horizon U.S. Equity Fund..............................   6.9%

MASTER INVESTMENT TRUST SERIES I -- BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Supplementary Data
--------------------------------------------------------------------------------

                                                            YEAR ENDED
                             ------------------------------------------------------------------------
                             FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,
                                 1999           1998           1997           1996           1995
                             ------------   ------------   ------------   ------------   ------------
Ratio of expenses to
 average net assets........       0.62%          0.65%         0.62%          0.31%          0.17%
Ratio of net investment
 income to average net
 assets....................       0.85%          1.11%         1.62%          2.16%          2.30%
Ratio of expenses to
 average net assets*.......           (a)        0.70%         0.90%          0.90%          0.97%
Ratio of net investment
 income to average net
 assets*...................           (a)        1.06%         1.34%          1.57%          1.50%
Portfolio Turnover.........         57%            67%           91%           108%            44%

---------------

* During the year, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no waivers or reimbursements during the year.

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I
--------------------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees
and Investors of
Master Investment Trust, Series I

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Master Investment Trust, Series I -- Blue Chip Portfolio (the "Portfolio") at February 28, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

As explained in Note 5, the Board of Trustees of the Master Investment Trust, Series I has approved an agreement and plan of reorganization between Master Investment Trust, Series I and Nations Master Investment Trust. A Special Meeting is scheduled to be held on May 3, 1999 to seek approval of the merger of Master Investment Trust, Series I -- Blue Chip Portfolio and the Nations Blue Chip Master Portfolio.

PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York
April 22, 1999

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                                  PO Box 8968
                           Wilmington, DE 19899-8968

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

 ................................................................................
Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
 Name of Broker

 ................................................................................
 Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

 Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund      [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund         [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                 [ ] Short-Term Government Fund
       [ ] Capital Income Fund            [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund          [ ] California Municipal Bond Fund
       [ ] Flexible Income Fund
                                         Money Market Funds
       [ ] Prime Fund                     [ ] Treasury Only Fund
       [ ] Treasury Fund                  [ ] Tax-Exempt Money Fund
       [ ] Government Fund                [ ] California Tax-Exempt Money Market Fund

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                                                            Bulk
                                                                            Rate
                                                                            U.S.
                                                                         Postage
                                                                            PAID
                                                                             New
                                                                           York,
                                                                              NY
                                                                          Permit
                                                                             No.
                    [Pacific Horizon Funds LOGO]                            8048

                    Provident Distributor, Inc., Distributor
PHF-4012 4/99

MASTER INVESTMENT TRUST, SERIES I -- INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments
February 28, 1999
--------------------------------------------------------------------------------

                            MOODY'S/S&P
                              RATINGS              MATURITY    PRINCIPAL       VALUE
        DESCRIPTION         (UNAUDITED)    RATE      DATE       AMOUNT        (NOTE 2)
        -----------         -----------    ----    --------    ---------      --------
ASSET BACKED SECURITIES -- 21.5%
 AESOP Funding II, Series
  1997-1, Class A1, 144A...  Aaa/AAA       6.22%   10/20/01   $ 2,000,000   $  2,011,981
 Asset Securitization
  Corp., Series 1997-D5,
  Class A1C................  Aaa/AAA       6.75%   02/14/41     3,050,000      3,107,889
 Chevy Chase Auto
  Receivables Trust, Series
  1998, Class A............  Aaa/AAA       5.91%   12/15/04     1,030,773      1,035,516
 Circuit City Credit Card
  Master Trust, Series
  1995-1, Class A..........  Aaa/AAA      6.375%   09/15/00     1,000,000      1,010,730
 Citibank Credit Card
  Master Trust I, Series
  1997-6, Class A ZCB......  Aaa/AAA      6.407%+  08/15/06     2,000,000      1,379,138
 Commercial Mortgage
  Acceptance Corp., Series
  1998-C1, Class A2........  Aaa/AAA       6.49%   05/15/08     1,850,000      1,861,415
 Contimortgage Home Equity
  Loan Trust, Series
  1996-4, Class A5.........  Aaa/AAA       6.60%   10/15/11     2,000,000      2,012,010
 Contimortgage Home Equity
  Loan Trust, Series
  1997-3, Class A5.........  Aaa/AAA       7.01%   08/15/13     2,000,000      2,059,440
 Daimler-Benz Vehicle
  Trust, Series 1998-A,
  Class A4.................  Aaa/AAA       5.22%   12/22/03     2,000,000      1,959,060
 First Chicago Master Trust
  II, Series 1995-0, Class
  A........................  Aaa/AAA      5.166%   12/15/02     1,340,000      1,346,298

---------------
See Notes to Financial Statements.

                            MOODY'S/S&P
                              RATINGS              MATURITY    PRINCIPAL       VALUE
        DESCRIPTION         (UNAUDITED)    RATE      DATE       AMOUNT        (NOTE 2)
        -----------         -----------    ----    --------    ---------      --------
ASSET BACKED SECURITIES -- (CONTINUED)
 General Growth Properties,
  Series 1, Class A2,
  144A*....................   Aaa/NR      6.602%   11/15/07   $ 1,900,000   $  1,919,209
 GMAC Commercial Mortgage
  Securities, Inc., Series
  1997-C2, Class A3........   Aaa/NR      6.566%   11/15/07     2,300,000      2,327,117
 Lehman Brothers Commercial
  Conduit Mortgage Trust,
  Series 1998-C1, Class
  A3.......................   Aaa/NR       6.48%   01/18/08     2,100,000      2,108,505
 Nomura Asset Securities
  Corp., Series 1998-D6,
  Class A1B................  Aaa/AAA       6.59%   03/17/28     2,180,000      2,183,335
 Pemex Finance LTD, Series
  1A, Class A1, 144A.......  Aaa/AAA       5.72%   11/15/03     1,675,000      1,631,031
 Standard Credit Card
  Master Trust, Series
  1995-3, Class A..........  Aaa/AAA       7.85%   02/07/02     2,500,000      2,552,599
 The Money Store Home
  Equity Trust, Series
  1996-B, Class A6.........  Aaa/AAA       7.38%   03/15/17     1,000,000      1,010,932
 World Omni Automobile
  Lease Securitization
  Trust, Series 1997-A,
  Class A4.................  Aaa/AAA       6.90%   06/25/03     2,236,729      2,333,637
                                                                            ------------
 Total Asset Backed
  Securities (Cost
  $33,868,795).............                                                   33,849,842
                                                                            ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 12.1%
 Credit Suisse First Boston
  Mortgage Securities
  Corp., Series 1998-C1,
  Class A1B................  Aaa/AAA       6.48%   05/17/08     2,250,000      2,235,083
 Credit Suisse First Boston
  Mortgage Securities
  Corp., Series 1998-C2,
  Class A2.................   Aaa/NR       6.30%   11/15/08       500,000        496,955

---------------
See Notes to Financial Statements.

                            MOODY'S/S&P
                              RATINGS              MATURITY    PRINCIPAL       VALUE
        DESCRIPTION         (UNAUDITED)    RATE      DATE       AMOUNT        (NOTE 2)
        -----------         -----------    ----    --------    ---------      --------
COLLATERALIZED MORTGAGE OBLIGATIONS -- (CONTINUED)
 Criimi Mae Corp., Series
  1998-1, Class A1, 144A...  Aaa/AAA      5.697%   10/20/01   $ 2,148,796   $  2,115,893
 Donaldson Lufkin Jenrette
  Commercial Mortgage
  Corp., Series 1998-CG1,
  Class A1B................   NR/AAA       6.41%   05/10/08     1,300,000      1,300,754
 Donaldson Lufkin Jenrette
  Commercial Mortgage
  Corp., Series 1998-CF2,
  Class A1B................   Aaa/NR       6.24%   11/12/31     1,500,000      1,482,495
 First Union-Lehman
  Brothers-Bank of America
  Commercial Mortgage,
  Series 1998-C2, Class
  A2.......................  Aaa/AAA       6.56%   11/18/08     2,250,000      2,273,490
 Morgan Stanley Capital I,
  Series 1998-HF2, Class
  A2.......................  AAA/AAA       6.48%   11/15/30     1,000,000      1,005,310
 Mortgage Capital Funding,
  Inc., Series 1998-MC1,
  Class A2.................  AAA/AAA      6.663%   01/18/08     2,950,000      2,965,104
 Mortgage Capital Funding,
  Inc., Series 1998-MC2,
  Class A2.................   Aaa/NR      6.423%   05/18/08     1,300,000      1,301,404
 Prudential Security
  Financial Corp. Notes....  Aaa/AAA      6.506%   07/15/08     2,200,000      2,196,150
 Vendee Mortgage Trust Co.,
  Series 1998-1, Class 2,
  Interest Only
  Obligation...............   NR/NR       0.455%   09/15/27    61,622,912        948,438

---------------
See Notes to Financial Statements.

                            MOODY'S/S&P
                              RATINGS              MATURITY    PRINCIPAL       VALUE
        DESCRIPTION         (UNAUDITED)    RATE      DATE       AMOUNT        (NOTE 2)
        -----------         -----------    ----    --------    ---------      --------
COLLATERALIZED MORTGAGE OBLIGATIONS -- (CONTINUED)
 Vendee MortgageTrust Co.,
  Series 1998-3, Class 1,
  Interest Only
  Obligation...............   NR/NR       0.315%   03/15/29   $57,609,643   $    697,595
                                                                            ------------
 Total Collateralized
  Mortgage Obligations
  (Cost $19,617,585).......                                                   19,018,671
                                                                            ------------
CORPORATE OBLIGATIONS -- 32.0%
BANKS -- 1.7%
 Banco Latinoamericano Bank
  Guaranteed Notes 144A....  Baa1/BBB      6.59%   10/16/01     1,500,000      1,421,250
 Capital One Bank Notes.... Baa3/BBB-      7.00%   04/30/01     1,250,000      1,259,375
                                                                            ------------
                                                                               2,680,625
                                                                            ------------
BROKERAGE -- 2.9%
 Bear Stearns Co. Senior
  Notes....................    A2/A        6.15%   03/02/04     1,500,000      1,483,125
 Lehman Brothers Holdings
  Co. Senior Notes.........   Baa1/A       7.20%   08/15/09     1,600,000      1,608,000
 Salomon Smith Barney
  Holdings, Inc. Notes.....   Aa3/A        6.25%   05/15/03     1,500,000      1,488,591
                                                                            ------------
                                                                               4,579,716
                                                                            ------------
CABLE & MEDIA -- 1.7%
 Cox Radio, Inc. Company
  Guaranteed Notes.........  Baa2/A-       6.25%   05/15/03     1,300,000      1,300,000
 Time Warner Inc., Pass-
  Through Certificates
  144A.....................  Baa3/BBB      6.10%   12/30/01     1,350,000      1,355,063
                                                                            ------------
                                                                               2,655,063
                                                                            ------------
CHEMICALS -- 1.0%
 Praxair, Inc. Notes.......  A3/BBB+       6.75%   03/01/03     1,600,000      1,598,000
                                                                            ------------
COMMERCIAL SERVICES -- 1.9%
 News America, Inc. Senior
  Notes.................... Baa3/BBB-     6.625%   01/09/08     1,630,000      1,638,150

---------------
See Notes to Financial Statements.

                            MOODY'S/S&P
                              RATINGS              MATURITY    PRINCIPAL       VALUE
        DESCRIPTION         (UNAUDITED)    RATE      DATE       AMOUNT        (NOTE 2)
        -----------         -----------    ----    --------    ---------      --------
CORPORATE OBLIGATIONS -- (CONTINUED)
COMMERCIAL SERVICES -- (CONTINUED)
 Service Corp.
  International Senior
  Notes.................... Baa1/BBB+      6.30%   03/15/03   $ 1,300,000   $  1,274,000
                                                                            ------------
                                                                               2,912,150
                                                                            ------------
CONTAINERS -- 1.0%
 Crown Cork & Seal PLC
  Company Guaranteed
  Notes....................  Baa2/BBB      6.75%   12/15/03     1,500,000      1,500,000
                                                                            ------------
DIVERSIFIED MANUFACTURING -- 0.8%
 Belo (A.H.) Corp. Senior
  Notes.................... Baa2/BBB-     6.875%   06/01/02     1,300,000      1,319,371
                                                                            ------------
ENERGY -- 1.6%
 PSEG Capital Corp. Notes
  144A.....................  Baa2/BBB      6.74%   10/23/01     1,300,000      1,317,875
 Williams Cos., Inc.
  Notes.................... Baa2/BBB-     6.125%   02/01/01     1,200,000      1,198,500
                                                                            ------------
                                                                               2,516,375
                                                                            ------------
FINANCIAL SERVICES -- 9.5%
 AON Corp. Notes...........   A3/AA-       7.40%   10/01/02     1,200,000      1,251,000
 Associates Corp. of North
  America Debentures.......  Aa3/AA-       6.95%   11/01/18     1,500,000      1,543,125
 Case Credit Corp. Company
  Guaranteed Notes.........  Baa1/A-      6.125%   02/15/03     1,300,000      1,295,125
 Finova Capital Corp.
  Notes....................  Baa1/A-      6.625%   09/15/01     1,500,000      1,516,875
 Ford Motor Credit Corp.
  Notes....................    A1/A        6.55%   09/10/02     1,800,000      1,829,250
 GMAC Notes................    A2/A        5.75%   11/10/03     1,750,000      1,730,313
 Hanson Overseas B.V.
  Senior Notes.............    A3/A       7.375%   01/15/03     1,500,000      1,552,500
 Household Finance Corp.
  Senior Unsub. Notes......    A2/A       5.875%   02/01/09     1,300,000      1,243,125
 Newcourt Credit Group
  Notes 144A...............  Baa3/BBB     6.875%   02/16/05     1,600,000      1,566,000
 USG Corp. Senior Notes....  Baa3/BBB      9.25%   09/15/01     1,400,000      1,487,500
                                                                            ------------
                                                                              15,014,813
                                                                            ------------

---------------
See Notes to Financial Statements.

                            MOODY'S/S&P
                              RATINGS              MATURITY    PRINCIPAL       VALUE
        DESCRIPTION         (UNAUDITED)    RATE      DATE       AMOUNT        (NOTE 2)
        -----------         -----------    ----    --------    ---------      --------
CORPORATE OBLIGATIONS -- (CONTINUED)
FOOD & KINDRED PRODUCTS -- 2.1%
 James River Corp.
  Debentures............... Baa2/BBB-     8.375%   11/15/01   $ 1,550,000   $  1,641,063
 Nabisco, Inc. Notes.......  Baa2/BBB     6.125%   02/01/33     1,750,000      1,693,125
                                                                            ------------
                                                                               3,334,188
                                                                            ------------
INSURANCE -- 2.4%
 Aetna Services, Inc.
  Company Guaranteed
  Notes....................    A3/A        6.75%   08/15/01     2,700,000      2,737,125
 Hartford Life, Inc.
  Notes....................    A2/A        6.90%   06/15/04     1,000,000      1,022,500
                                                                            ------------
                                                                               3,759,625
                                                                            ------------
MACHINERY & EQUIPMENT -- 1.0%
 Thermo Electron Corp.
  Notes....................   Baa2/A      7.625%   10/30/08     1,600,000      1,528,000
                                                                            ------------
RETAIL STORES -- 0.8%
 Sears Roebuck Acceptance
  Corp. Notes..............   A2/A-        6.00%   03/20/03     1,300,000      1,288,625
                                                                            ------------
TELECOMMUNICATIONS -- 1.9%
 Cable & Wireless
  Communications Notes.....  Baa1/A-      6.375%   03/06/03     1,575,000      1,582,875
 MCI Worldcom, Inc. Senior
  Notes.................... Baa2/BBB+      6.40%   08/15/05     1,400,000      1,417,500
                                                                            ------------
                                                                               3,000,375
                                                                            ------------
UTILITIES -- 1.7%
 Consumer Energy Co. Bonds,
  Series B................. Baa3/BBB+      6.20%   05/01/03     1,400,000      1,386,000
 KN Energy, Inc. Senior
  Notes.................... Baa2/BBB-      6.45%   03/01/03     1,200,000      1,201,500
                                                                            ------------
                                                                               2,587,500
                                                                            ------------
 Total Corporate
  Obligations (Cost
  $50,409,604).............                                                   50,274,426
                                                                            ------------
U.S. TREASURY OBLIGATIONS -- 23.4%
U.S. TREASURY NOTES -- 21.8%
 U.S. Treasury Note........                5.50%   12/31/00    10,000,000     10,054,536
 U.S. Treasury Note........               5.875%   09/30/02     8,800,000      8,965,550
 U.S. Treasury Note........                5.75%   08/15/03    11,150,000     11,339,723

---------------
See Notes to Financial Statements.

                            MOODY'S/S&P
                              RATINGS              MATURITY    PRINCIPAL       VALUE
        DESCRIPTION         (UNAUDITED)    RATE      DATE       AMOUNT        (NOTE 2)
        -----------         -----------    ----    --------    ---------      --------
U.S. TREASURY OBLIGATIONS -- (CONTINUED)
 U.S. Treasury Note........                4.25%   11/15/03   $ 1,500,000   $  1,437,711
 U.S. Treasury Note........               5.625%   05/15/08     2,500,000      2,547,672
                                                                            ------------
                                                                              34,345,192
                                                                            ------------
U.S. TREASURY STRIPS -- 1.6%
 U.S. Treasury Strips......               4.726%+  08/15/03     1,500,000      1,190,891
 U.S. Treasury Strips......               4.646%+  02/15/04     1,725,000      1,330,694
                                                                            ------------
                                                                               2,521,585
                                                                            ------------
 Total U.S. Treasury
  Obligations (Cost
  $37,718,194).............                                                   36,866,777
                                                                            ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.7%
 Fannie Mae, Pool
  Association, Pool
  #19024...................                7.00%   02/01/28    11,654,915     11,796,959
 Fannie Mae, Pool
  Association, Pool
  #345858..................               6.257%   08/01/36     1,077,616      1,099,168
 Federal Home Loan Bank....               5.125%   09/15/03     2,000,000      1,960,768
 Government National
  Mortgage Association Pool
  #136688..................               10.00%   09/15/15        11,251         12,254
 Government National
  Mortgage Association Pool
  #166744..................               10.00%   07/15/16       194,510        211,833
 Government National
  Mortgage Association Pool
  #209480..................               10.00%   07/15/17        61,260         66,717
 Government National
  Mortgage Association Pool
  #227082..................               10.00%   08/15/17        84,506         92,032
                                                                            ------------
 Total U.S. Government
  Agency Obligations
  (Cost $15,250,281).......                                                   15,239,731
                                                                            ------------

---------------
See Notes to Financial Statements.

                                                                             VALUE
                                                               SHARES       (NOTE 2)
                                                               ------       --------
TEMPORARY INVESTMENTS -- 1.4%
 Temporary Investment Cash Fund.............................  1,061,634   $  1,061,634
 Temporary Investment Fund..................................  1,061,634      1,061,634
                                                                          ------------
Total Temporary Investments (Cost $2,123,268)...............                 2,123,268
                                                                          ------------
TOTAL INVESTMENTS -- 100.1% (COST $158,987,727)(a)..........               157,372,715
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).............                   (83,940)
                                                                          ------------
NET ASSETS -- 100.0%........................................              $157,288,775
                                                                          ============

---------------

Percentages indicated are based on net assets of $157,288,775.

(a) Represents cost for Federal income tax and book purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation...............................  $   548,606
Unrealized depreciation...............................   (2,163,618)
                                                        -----------
Net unrealized depreciation...........................  $(1,615,012)
                                                        ===========

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
        At the end of the year, these securities amounted to 8.5% of net assets.

NR -- Not Rated.

Interest Only Obligation -- Security pays coupon proceeds based on a notional principal amount.

ZCB -- Zero Coupon Bond.

PLC -- Public Limited Company.

+ Effective yield at purchase date.
* Private Placement Security.

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
February 28, 1999
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $158,987,727)...  $157,372,715
  Contribution receivable...................................       279,206
  Interest receivable.......................................     1,629,725
  Prepaid expenses..........................................           569
                                                              ------------
Total Assets................................................   159,282,215
                                                              ------------
LIABILITIES:
  Withdrawal payable........................................       441,158
  Payable for securities purchased..........................     1,480,335
  Advisory fees payable.....................................        29,952
  Audit fees payable........................................        12,261
  Fund accounting fees payable..............................         6,040
  Legal fees payable........................................         5,868
  Administration fees payable...............................         8,014
  Other accrued expenses....................................         9,812
                                                              ------------
Total Liabilities...........................................     1,993,440
                                                              ------------
NET ASSETS..................................................  $157,288,775
                                                              ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statement of Operations
For the year ended February 28, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest income...........................................  $ 8,645,285
                                                              -----------
EXPENSES:
  Advisory fees.............................................      428,998
  Administration fees.......................................       71,499
  Fund accounting fees and expenses.........................       91,875
  Custodian fees............................................       20,215
  Amortization of organization costs........................       10,366
  Audit fees................................................          739
  Legal fees................................................        7,889
  Other operating expenses..................................        7,319
                                                              -----------
    Total Expenses..........................................      638,900
Less: Fee waivers and reimbursements........................     (133,952)
                                                              -----------
Total Net Expenses..........................................      504,948
                                                              -----------
NET INVESTMENT INCOME.......................................    8,140,337
                                                              -----------
NET REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS FROM
  MASTER INVESTMENT TRUST, SERIES I -- INVESTMENT GRADE BOND
  PORTFOLIO:
  Net realized gains on investment transactions.............    1,863,176
  Net change in unrealized depreciation on investments......   (3,025,448)
                                                              -----------
  Net realized/unrealized losses on investments.............   (1,162,272)
                                                              -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $ 6,978,065
                                                              ===========

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                  YEAR ENDED
                                                          ---------------------------
                                                          FEBRUARY 28,   FEBRUARY 28,
                                                              1999           1998
                                                          ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.................................  $ 8,140,337    $  8,006,884
  Net realized gains on investment transactions.........    1,863,176         128,505
  Net change in unrealized appreciation (depreciation)
    on investments......................................   (3,025,448)      2,039,776
                                                          ------------   ------------
Change in net assets resulting from operations..........    6,978,065      10,175,165
                                                          ------------   ------------
TRUST SHARE TRANSACTIONS:
  Contributions.........................................   62,766,190      46,344,058
  Withdrawals...........................................  (38,022,040)    (70,109,582)
                                                          ------------   ------------
Change in net assets resulting from Trust share
  transactions..........................................   24,744,150     (23,765,524)
                                                          ------------   ------------
Change in net assets....................................   31,722,215     (13,590,359)
NET ASSETS
  Beginning of Year.....................................  125,566,560     139,156,919
                                                          ------------   ------------
  End of Year...........................................  $157,288,775   $125,566,560
                                                          ============   ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Master Investment Trust, Series I (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At February 28, 1999, the Trust consisted of two portfolios. The accompanying financial statements and notes are those of the Investment Grade Bond Portfolio (the "Portfolio") only.

    The investment objective of the Investment Grade Bond Portfolio is to obtain interest income and capital appreciation by investing in investment grade intermediate and longer term bonds, including corporate and governmental fixed income obligations and mortgage-backed securities.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Portfolio's investment adviser. Effective September 15, 1997, PFPC, Inc. ("PFPC"), a wholly owned subsidiary of PNC Bank Corp., serves as administrator for the Trust.

    On October 1, 1998, BankAmerica, the Adviser's and Administrator's parent company, completed its merger with NationsBank Corporation. The combined company operates under the name BankAmerica. BankAmerica, continues to serve the Funds on substantially identical terms as described in Note 3.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market, or securities for which there were no transactions on the day of valuation, are valued at the mean of the most recent bid and ask prices. Bid price is used when no ask price is available. The Portfolio may use an independent pricing service, approved by the Board of Trustees, to value certain of their securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Trustees.

    Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    Securities transactions are accounted for on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Realized gains and losses on securities transactions are determined on the identified cost basis.

EXPENSES:

    Expenses directly attributable to a Portfolio are charged to that Portfolio, while general Trust expenses are allocated among the respective portfolios of the Trust.

FEDERAL INCOME TAXES:

    The Portfolio will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be taxed on their share of that Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Portfolio has an Investment Advisory Agreement with Bank of America and an Administration Agreement with PFPC.

    As Adviser, Bank of America is responsible for managing the investment of the assets of the Portfolio in conformity with the stated objectives and policies of the Portfolio. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.30% of the average daily net assets of the Portfolio. For the year ended February 28, 1999, Bank of America waived $133,952 in fees as Adviser of the Portfolio.

    As Administrator, PFPC assists in supervising the operations of the Portfolio. Pursuant to the terms of the Administration Agreement, PFPC was entitled to a fee which is accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets.

    For services provided to each of the portfolios constituting the Trust, each Trustee receives an annual fee of $2,000 and a meeting fee of $500 per meeting, except any trustee not serving on other boards in the complex and whose residence is off-shore will receive $7,000 and $1,000, respectively.

    A partner of Drinker Biddle & Reath LLP ("DBR") serves as Secretary of the Trust. Legal fees earned by DBR are stated in the statement of operations.

    Certain officers of the Trust are affiliated with PFPC. Such persons are not paid directly by the Trust for serving in these capacities.

NOTE 4 -- SECURITIES TRANSACTIONS

    During the year ended February 28, 1999, the Portfolio purchased and sold portfolio securities, excluding short-term securities, in the following amounts:

                                                         PURCHASES         SALES
                                                        ------------    ------------
U.S. Government.......................................  $135,795,102    $143,717,277
Other.................................................    85,709,765      44,500,319
                                                        ------------    ------------
Total.................................................  $221,504,867    $188,217,596
                                                        ============    ============

NOTE 5 -- PROPOSED REORGANIZATION

    The Board of Trustees of the Master Investment Trust, Series I ("MIT") has approved an Agreement and Plan of Reorganization ("Agreement") between MIT and Nations Master Investment Trust. The Agreement provides for the transfer of all of the assets of the Investment Grade Bond Portfolio ("Portfolio") to the Nations Intermediate Bond Master Portfolio in exchange solely for the number of shares of the Nations Intermediate Bond Master Portfolio, having the same aggregate net asset value as the outstanding shares of the Portfolio as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective. The Agreement also provides for the assumption by the Nations Intermediate Bond Master Portfolio of all of the liabilities of the Portfolio. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority of outstanding interests of the Portfolio. If the Agreement is approved, the Reorganization is expected to become effective on or about May 21, 1999 for the MIT Investment Grade Bond Portfolio.

    The following shareholders were invested in the Portfolio at February 28, 1999:

Pacific Horizon Intermediate Bond...........................  62.1%
World Horizon U.S. Bond.....................................  37.9%

MASTER INVESTMENT TRUST SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Supplementary Data
--------------------------------------------------------------------------------

                                                                YEAR ENDED
                                 ------------------------------------------------------------------------
                                 FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,
                                   1999(a)          1998           1997           1996           1995
                                 ------------   ------------   ------------   ------------   ------------
Ratio of expenses to average
 net assets....................      0.35%          0.35%          0.35%          0.18%          0.25%
Ratio of net investment income
 to average net assets.........      5.69%          5.99%          5.86%          6.47%          6.22%
Ratio of expenses to average
 net assets*...................      0.45%          0.55%          0.65%          0.68%          0.75%
Ratio of net investment income
 to average net assets*........      5.59%          5.79%          5.56%          5.97%          5.72%
Portfolio Turnover.............       137%           127%            83%           172%           240%

---------------

  * During the year, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

 (a) On October 1, 1998, BankAmerica Corp., the parent company of the Portfolio's Advisor, merged with NationsBank Corporation.

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I
--------------------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Trustees
and Investors of
Master Investment Trust, Series I

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Master Investment Trust, Series
I -- Investment Grade Bond Portfolio (the "Portfolio") at February 28, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

As explained in Note 5, the Board of Trustees of the Master Investment Trust, Series I has approved an agreement and plan or reorganization between Master Investment Trust, Series I and Nations Master Investment Trust. A Special Meeting is scheduled to be held on May 3, 1999 to seek approval of the merger of Master Investment Trust, Series I -- Investment Grade Bond Portfolio and the Nations Intermediate Bond Master Portfolio.

PricewaterhouseCoopers, LLP

1177 Avenue of the Americas
New York, New York
April 22, 1999

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                                  PO Box 8968
                           Wilmington, DE 19899-8968

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

 ................................................................................
Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
 Name of Broker

 ................................................................................
 Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

 Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund      [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund         [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                 [ ] Short-Term Government Fund
       [ ] Capital Income Fund            [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund          [ ] California Municipal Bond Fund
       [ ] Flexible Income Fund
                     Money Market Funds
       [ ] Prime Fund                     [ ] Treasury Only Fund
       [ ] Treasury Fund                  [ ] Tax-Exempt Money Fund
       [ ] Government Fund                [ ] California Tax-Exempt Money Market Fund

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

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